Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Deferred net gains within AOCI expected to be reclassified to earnings over the next twelve months	$ 8.5
Swap | Cash Flow Hedging
Derivative [Line Items]
Notional amount outstanding in swap agreements, cash flow hedges	900
Weighted average fixed rate of interest swaps	1.60%
Forward-Starting Swaps | Effective Commencing December 31, 2013
Derivative [Line Items]
Notional amount outstanding in swap agreements, cash flow hedges	500
Forward-Starting Swaps | Cash Flow Hedging
Derivative [Line Items]
Effective date of swap agreement	December 31, 2013
Forward-Starting Swaps | Cash Flow Hedging | Effective Commencing December 31, 2013
Derivative [Line Items]
Derivative maturity date	December 2015
Foreign Exchange Contract
Derivative [Line Items]
Notional amount of foreign currency contracts designated as cash flow hedges	516
Notional amount of foreign currency contracts not designated as effective hedges	191
Foreign Exchange Contract | Cash Flow Hedging
Derivative [Line Items]
Derivative maturity date	September 2014
Foreign Exchange Contract | Derivatives Not Designated As Effective Hedges
Derivative [Line Items]
Derivative maturity date	2014-07
Commodity Contract
Derivative [Line Items]
Derivative maturity date	March 2014
Notional amount of commodity-based derivatives not designated as effective hedges	$ 5